Subsequent Event	12 Months Ended
Dec. 31, 2018
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Subsequent Event

Note 34 – Subsequent Event

Issuance Perpetual Subordinated Financial

In January 2019, ITAÚ UNIBANCO HOLDING issued R$ 3.05 billion in Perpetual Subordinated Financial bills, in private negotiations with professional investors. The Financial Bills have repurchase option as from 2024, in addition to being eligible to compose the Supplementary Capital of Referential Equity of ITAÚ UNIBANCO HOLDING CONSOLIDATED, with an estimated impact of 0.4 p.p. in its Tier I Capitalization ratio. Both the repurchase and composition of capital are subject to authorization of the Central Bank of Brazil.